[DECHERT LLP LETTERHEAD]

August 31, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Morgan Stanley Institutional Fund, Inc.
Securities Act File No. 333-175829
Amendment to Registration Statement on Form N-14

Dear Mr. Greene:

On behalf of Morgan Stanley Institutional Fund, Inc., a Maryland corporation (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is Pre-Effective Amendment Number 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”) relating to (i) a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of Morgan Stanley Real Estate Fund will be transferred to U.S. Real Estate Portfolio, a series of the Registrant (“MSIF Real Estate”), in exchange for shares of common stock of MSIF Real Estate and (ii) a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of Morgan Stanley Special Growth Fund will be transferred to Small Company Growth Portfolio, a series of the Registrant (“MSIF Small Company Growth”), in exchange for shares of common stock of MSIF Small Company Growth.

No fees are required in connection with this filing.  Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212.649.8796 (tel) or 212.698.3599 (fax) or Daniel E. Burton of Morgan Stanley at 212.296.6980 (tel) or 212.507.8599 (fax).

Very truly yours,

/s/ Kristin M. Hester